Business Combination - Summary of fair value of assets acquired and liabilities assumed (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Intangible assets:
Goodwill			¥ 4,625,115		$ 725,781	¥ 0
Camelot Group [Member]
Schedule Of Recognized Identified Assets Acquired And Liabilities Assumed [Line Items]
Total fair value of purchase consideration	¥ 5,290,553	$ 830,203	5,290,553	$ 830,203
Cash and cash equivalents			618,439		97,047
Restricted cash			1,126		177
Accounts receivable and other assets			940,297		147,553
Property and equipment, net			12,224		1,918
Intangible assets:
Deferred tax assets			59,060		9,268
Deferred tax liabilities			(268,490)		(42,132)
Accounts payable and other liabilities			(878,885)		(137,916)
Non-controlling interests			(882,451)		(138,476)
Goodwill			4,561,033		715,725
Customer Relationships [Member] | Camelot Group [Member]
Intangible assets:
Intangible assets			620,100		97,307
Trademarks [Member] | Camelot Group [Member]
Intangible assets:
Intangible assets			474,000		74,381
Copyrights [Member] | Camelot Group [Member]
Intangible assets:
Intangible assets			¥ 34,100		$ 5,351